Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	REX ETF Trust
Entity Central Index Key	0002043954
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Rex COIN Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Rex COIN Growth & Income ETF
Class Name	Rex COIN Growth & Income ETF
Trading Symbol	COII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rex COIN Growth & Income ETF for the period of June 3, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/coii/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/coii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex COIN Growth & Income ETF	$9	1.10%
[1]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/coii/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 2,100,431
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,100,431	Portfolio Turnover	0%
Number of Holdings	7

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	80.7%
Coinbase Global, Inc.	13.5%
First American Government Obligations Fund	4.8%

Updated Prospectus Web Address	https://www.rexshares.com/coii/
Rex MSTR Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Rex MSTR Growth & Income ETF
Class Name	Rex MSTR Growth & Income ETF
Trading Symbol	MSII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rex MSTR Growth & Income ETF for the period of June 3, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/msii/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/msii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex MSTR Growth & Income ETF	$8	1.02%
[2]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.02%
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/msii/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 10,068,501
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$10,068,501	Portfolio Turnover	0%
Number of Holdings	7

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	86.4%
Microstrategy, Inc.	9.0%
First American Government Obligations Fund	5.0%

Updated Prospectus Web Address	https://www.rexshares.com/msii/
Rex NVDA Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Rex NVDA Growth & Income ETF
Class Name	Rex NVDA Growth & Income ETF
Trading Symbol	NVII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rex NVDA Growth & Income ETF for the period of May 27, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/nvii/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/nvii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex NVDA Growth & Income ETF	$10	1.02%
[3]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	1.02%
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/nvii/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 6,051,217
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,051,217	Portfolio Turnover	0%
Number of Holdings	6

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	87.8%
Nvidia Corp.	10.9%
First American Government Obligations Fund	1.3%

Updated Prospectus Web Address	https://www.rexshares.com/nvii/
Rex TSLA Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Rex TSLA Growth & Income ETF
Class Name	Rex TSLA Growth & Income ETF
Trading Symbol	TSII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rex TSLA Growth & Income ETF for the period of June 3, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tsii/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
Additional Information Phone Number	800-617-0004
Additional Information Email	info@rexfin.com
Additional Information Website	https://www.rexshares.com/tsii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex TSLA Growth & Income ETF	$8	1.09%
[4]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.09%
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/tsii/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund has weekly managed distributions.
Net Assets	$ 2,772,727
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,772,727	Portfolio Turnover	0%
Number of Holdings	6

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	96.8%
First American Government Obligations Fund	5.4%
Tesla, Inc.	-2.1%

Updated Prospectus Web Address	https://www.rexshares.com/tsii/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized